8 DERIVATIVE LIABILITY: Schedule of Assumptions for Derivative Liability valuation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Assumptions for Derivative Liability valuation

	Financing warrants (1)		Financing warrants (2)
Risk-free interest rate	0.43%	(2015 – 0.48%)	0.43%	(2015 – 0.48%)
Expected life of warrants	0.00 years	(2015 – 0.07 years)	0.00 years	(2015 – 0.07 years)
Annualized volatility	125%	(2015 – 125%)	125%	(2015 – 125%)
Dividend rate	0.00%	(2015 – 0.00%)	0.00%	(2105 – 0.00%)